Investments Accounted for by the Equity Method and Variable Interest Entities Investments Accounted for by the Equity Method and Variable Interest Entities - Not consolidated entities (Details)		1 Months Ended	3 Months Ended																6 Months Ended				7 Months Ended	12 Months Ended
		Apr. 30, 2010	Jun. 30, 2016 USD ($) facility MW		Mar. 31, 2016 USD ($) facility MW		Dec. 31, 2015 USD ($) MW		Sep. 30, 2015 USD ($) [2]	Jun. 30, 2015 USD ($)	[2],[3]	Mar. 31, 2015 USD ($)	[1],[2]	Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($) [2]	Jun. 30, 2014 USD ($) [2]	Mar. 31, 2014 USD ($) [2]	Jun. 30, 2016 USD ($) facility MW		Jun. 30, 2015 USD ($)	[3]	Jul. 22, 2013 USD ($)	Dec. 31, 2015 USD ($) MW		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	[4]	Jan. 31, 2014 USD ($)	Sep. 30, 2011 USD ($)	Sep. 22, 2010 USD ($)
Schedule of Equity Method Investments [Line Items]
Operating revenues			$ 283,000,000		$ 234,000,000	[1]	$ 224,000,000		$ 256,000,000	$ 259,000,000		$ 214,000,000		$ 225,000,000	[2]	$ 230,000,000	$ 219,000,000	$ 154,000,000	$ 517,000,000		$ 473,000,000			$ 953,000,000	[4]	$ 828,000,000	[4]	$ 434,000,000
Power Generation Capacity, Megawatts | MW			4,686	[5]	4,687	[6]	4,687	[7]											4,686	[5]				4,687	[7]
Long-term Debt			$ 5,552,000,000		$ 5,601,000,000		$ 5,656,000,000							5,800,000,000					$ 5,552,000,000					$ 5,656,000,000		5,800,000,000
Operating Income			128,000,000		72,000,000	[1]	70,000,000		101,000,000	99,000,000		50,000,000		74,000,000	[2]	97,000,000	82,000,000	53,000,000	200,000,000		149,000,000			320,000,000	[4]	306,000,000	[4]	181,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			63,000,000		1,000,000	[1],[8]	12,000,000		$ 32,000,000	$ 42,000,000	[9]	$ (21,000,000)	[8]	4,000,000	[2]	$ 41,000,000	$ 43,000,000	$ 20,000,000	64,000,000		$ 21,000,000	[9]	$ 54,000,000	65,000,000	[4],[10]	108,000,000	[4],[10]	$ 125,000,000	[10]
Current assets			411,000,000		350,000,000	[11]	416,000,000	[11],[12]						828,000,000					411,000,000					416,000,000	[11],[12]	828,000,000
Liabilities, Current			414,000,000		410,000,000	[11]	489,000,000	[11],[13]						442,000,000	[13]				414,000,000					489,000,000	[11],[13]	442,000,000	[13]
Liabilities, Noncurrent			$ 5,439,000,000		$ 5,484,000,000	[11]	$ 5,462,000,000	[11],[13]						5,620,000,000	[13]				$ 5,439,000,000					$ 5,462,000,000	[11],[13]	5,620,000,000	[13]
Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[14]						50.00%																	50.00%
Power Generation Capacity, Megawatts | MW							45																	45
Power Purchase Agreement Period		20 years
Notes and Loans Payable																																$ 35,000,000
Debt Instrument, Interest Rate, Stated Percentage																																4.50%
Desert Sunlight [Member]
Schedule of Equity Method Investments [Line Items]
Operating revenues																								$ 206,000,000
Power Generation Capacity, Megawatts | MW			550		550		550												550					550
Long-term Debt							$ 1,100,000,000							1,500,000,000										$ 1,100,000,000		1,500,000,000
Operating Income																								124,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																								73,000,000
Current assets							310,000,000																	310,000,000
Non-current assets							1,435,000,000																	1,435,000,000
Liabilities, Current							82,000,000																	82,000,000
Liabilities, Noncurrent							$ 1,086,000,000																	$ 1,086,000,000
EurusEnergy [Member] | Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage							50.00%																	50.00%
CVSR [Member]
Schedule of Equity Method Investments [Line Items]
Renewable energy grant, gross																														$ 307,000,000
Renewable energy grants, net																														$ 285,000,000
Gen Conn Energy LLC [Member]
Schedule of Equity Method Investments [Line Items]
Power Generation Capacity, Megawatts | MW			190		190														190
Power Generation Units, Number | facility			2		2														2
SyndicateofBanks [Member] | Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Long-term Debt							$ 143,000,000							107,000,000										$ 143,000,000		107,000,000						$ 209,000,000
CVSR Financing Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Long-term Debt			$ 780,000,000		$ 780,000,000		793,000,000							815,000,000					$ 780,000,000					$ 793,000,000		815,000,000
Debt Instrument, Basis Spread on Variable Rate					3.775%																			3.775%
Other Borrowings							793,000,000							$ 815,000,000										$ 793,000,000		$ 815,000,000
CVSR Financing Agreement [Member] | High Plains II [Member]
Schedule of Equity Method Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																															$ 1,200,000,000
Debt Instrument, Basis Spread on Variable Rate																								0.375%
Fixed Rate Notes [Member] | Gen Conn Energy LLC [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														4.73%												4.73%
Long-term Debt														$ 220,000,000												$ 220,000,000
Line of Credit Facility, Maximum Borrowing Capacity														$ 237,000,000												$ 237,000,000
Working Capital Facility [Member] | Gen Conn Energy LLC [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														1.875%												1.875%
Line of Credit Facility, Maximum Borrowing Capacity														$ 35,000,000												$ 35,000,000
Working Capital Facility [Member] | GenConn Facility [Member]
Schedule of Equity Method Investments [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding							$ 14,000,000																	$ 14,000,000

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	a) The Company's unaudited quarterly financial data was recast for the effect of the effect of the CVSR Drop Down.
[3]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of June 30, 2016.
[6]	a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of March 31, 2016.
[7]	Total net capacity excludes capacity for RPV Holdco and DGPV Holdco, which are consolidated by NRG, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities.
[8]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[9]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[10]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[11]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[12]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[13]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[14]	The Company's interest in GenConn and Avenal increased from 49.95% to 50% on September 30, 2015.